Debt - Schedule of Maturities of Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Long-Term Debt, Rolling Maturity [Abstract]
Remainder 2023	$ 7,642
2024	10,190
2025	85,190
2026	10,190
2027	46,871
2028	1,646,880
2029 and thereafter	817,202
Total	$ 2,624,165	$ 2,658,023